Other reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Beginning balance	[1]	£ 962.4	£ 1,119.1
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(284.0)
Share cancellations	[1]	(47.7)
Exchange adjustments on foreign currency net investments	[1]	(625.1)	284.0	£ (659.8)
Gain (loss) on revaluation of available for sale investments	[1]			32.1
Recognition and remeasurement of financial instruments	[1]	23.7	(13.9)	(20.4)
Share purchases – close period commitments	[1],[2]	(252.3)
Ending balance	[1]	(169.9)	962.4	1,119.1
Capital redemption reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		2.7	2.7	2.7
Share cancellations		0.5
Ending balance		3.2	2.7	2.7
Equity reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	[3]	(236.4)	(212.1)	(203.4)
Recognition and remeasurement of financial instruments	[3]	10.6	(24.3)	(8.7)
Share purchases – close period commitments	[3]	(252.3)
Ending balance	[3]	(478.1)	(236.4)	(212.1)
Revaluation reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance			303.4	271.3
Gain (loss) on revaluation of available for sale investments				32.1
Accounting policy change (IFRS 9)	[1]		(303.4)
Ending balance				303.4
Translation reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	[1]	1,196.1	1,025.1	1,665.2
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(284.0)
Exchange adjustments on foreign currency net investments	[1]	(607.1)	275.0	(640.1)
Accounting policy change (IFRS 9)	[1]		(104.0)
Ending balance	[1]	305.0	1,196.1	1,025.1
Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		962.4	1,119.1	1,735.8
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(284.0)
Share cancellations	[1]	0.5
Exchange adjustments on foreign currency net investments	[1]	(607.1)	275.0	(640.1)
Gain (loss) on revaluation of available for sale investments	[1]			32.1
Accounting policy change (IFRS 9)	[1]		(407.4)
Recognition and remeasurement of financial instruments	[1]	10.6	(24.3)	(8.7)
Share purchases – close period commitments	[1],[2]	(252.3)
Ending balance		£ (169.9)	£ 962.4	£ 1,119.1

[1]	Figures have been restated, as described in the accounting policies.
[2]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.
[3]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.